GLENBROOK LIFE AND ANNUITY COMPANY

                  Glenbrook Life Multi-Manager Variable Account
                 Glenbrook Life Variable Life Separate Account A
               Glenbrook Life AIM Variable Life Separate Account A
              Glenbrook Life and Annuity Company Separate Account A
           Glenbrook Life and Annuity Company Variable Annuity Account


Supplement Dated September 16, 2002 to:

AIM Lifetime America Variable Annuity Series Variable Annuity Prospectus dated May 1, 2002 AIM Lifetime Plus(SM) II Variable Annuity Prospectus dated May 1, 2002 AIM Lifetime Plus(SM) Variable Annuity Variable Annuity Prospectus dated May 1, 2002 AIM Lifetime Enhanced Choice (SM), Variable Annuity Prospectus dated May 1, 2002 AIM Lifetime Plus (SM) Variable Life Insurance Contract Prospectus dated May 1, 2002

The Allstate Provider Variable Annuity Series Variable Annuity Prospectus dated May 1, 2002 Allstate Provider Variable Annuity Prospectus dated May 1, 2002 The STI Classic Variable Annuity Variable Annuity Prospectus dated May 1, 2002 The Allstate Provider Variable Life Insurance Contract Prospectus dated May 1, 2002

Effective September 30, 2002, the following change is made in the section "Investment Alternatives: The Variable Sub-Account" in the above referenced variable annuity prospectuses.

To change and replace in its entirety:


From:
AIM V.I. Core Equity Fund Growth of Capital with a secondary objective of current income

To:
AIM V.I. Core Equity Fund  Growth of Capital